UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:		200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 13, 2012


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	610,272



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    30551   446387 SH       Sole                   446387
APPLE INC COM                  COM              037833100      267      400 SH       Sole                      400
BERKLEY W R CORPORATION        COM              084423102    31258   833770 SH       Sole                   833770
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    52018      392 SH       Sole                      392
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    34999   396812 SH       Sole                   396812
CINCINNATI FINL CORP           COM              172062101      390    10300 SH       Sole                    10300
COCA COLA CO COM               COM              191216100     7182   189336 SH       Sole                   189336
COINSTAR INC COM               COM              19259P300     6599   146700 SH       Sole                   146700
COMCAST CORP NEW CL A SPL      COM              20030N200    50760  1458211 SH       Sole                  1458211
DOLBY LABORATORIES, INC. CL. A COM              25659T107    17867   545562 SH       Sole                   545562
EVERBANK FINL CORP COM         COM              29977G102    66224  4809318 SH       Sole                  4809318
EXACT SCIENCES CORP COM        COM              30063P105     3386   307800 SH       Sole                   307800
EXPONENT INC                   COM              30214U102      571    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    47310  2368459 SH       Sole                  2368459
GALLAGHER ARTHUR J & CO        COM              363576109      688    19200 SH       Sole                    19200
GOOGLE INC.                    COM              38259P508    23045    30544 SH       Sole                    30544
HOUSTON WIRE & CABLE CO COM    COM              44244K109     1381   128364 SH       Sole                   128364
IBERIABANK CORP                COM              450828108      980    21388 SH       Sole                    21388
ISHARES TR INDEX S&P 500 INDEX COM              464287200     1112     7700 SH       Sole                     7700
JOHNSON & JOHNSON COM          COM              478160104      755    10950 SH       Sole                    10950
KINDER MORGAN ENERGY PARTNERS  COM              494550106      252     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    44975   486370 SH       Sole                   486370
LENDER PROCESSING SERVICES     COM              52602E102     3302   118400 SH       Sole                   118400
LOCKHEED MARTIN CORP           COM              539830109      285     3050 SH       Sole                     3050
MARKEL CORP COM                COM              570535104    39790    86784 SH       Sole                    86784
MERCURY GENL CORP NEW COM      COM              589400100      750    19400 SH       Sole                    19400
ONEBEACON INSURANCE GROUP LTD  COM              G67742109     1187    88340 SH       Sole                    88340
PAYCHEX INC                    COM              704326107      461    13850 SH       Sole                    13850
PENN NATL GAMING INC COM       COM              707569109     7330   170000 SH       Sole                   170000
RLI CORP COM                   COM              749607107      833    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    39099  1212364 SH       Sole                  1212364
SIEM INDS INC COM              COM              G81226105     3049    41200 SH       Sole                    41200
SONOCO PRODS CO COM            COM              835495102      387    12500 SH       Sole                    12500
STRAYER ED INC COM             COM              863236105    15150   235434 SH       Sole                   235434
STRYKER CORP COM               COM              863667101     7357   132185 SH       Sole                   132185
TEMPUR PEDIC INTL INC COM      COM              88023U101    20143   673910 SH       Sole                   673910
THOR INDS INC COM              COM              885160101      303     8336 SH       Sole                     8336
TORCHMARK CORP COM             COM              891027104    19955   388605 SH       Sole                   388605
TORTOISE MLP FD INC COM        COM              89148B101      251     9910 SH       Sole                     9910
US BANCORP DEL COM NEW         COM              902973304      689    20090 SH       Sole                    20090
VULCAN MATLS CO COM            COM              929160109      308     6520 SH       Sole                     6520
WASHINGTON POST CO CL B        COM              939640108     5270    14517 SH       Sole                    14517
WELLS FARGO & CO NEW COM       COM              949746101     1155    33454 SH       Sole                    33454
WHITE RIV CAP INC COM          COM              96445P105     1413    62550 SH       Sole                    62550
WMS INDUSTRIES INC             COM              929297109    19235  1174312 SH       Sole                  1174312